Fair Value Measurements - Schedule of Assumptions used in Pricing Model (Details) - Black-Scholes Option Pricing Model - Level 3	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Rate | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.5	3.95
Interest Rate | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			3.99
Interest Rate | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.41
Interest Rate | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.11
Interest Rate | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.33	3.88	3.92
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		3.88
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.33		3.88
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.34		3.92
Interest Rate | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.42
Exercise Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1.05	1.05
Exercise Price | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.02
Exercise Price | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.1
Exercise Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			2.38
Exercise Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.01
Exercise Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	6.73	6.73	6.58
Exercise Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	12.14	12.14	11.87
Exercise Price | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.9
Estimated Fair Value of Underlying Share Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1	3.74
Estimated Fair Value of Underlying Share Price | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			6.91
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1	3.74	7.24
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1	3.74	11.31
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			6.75
Expected Volatility | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	90	100
Expected Volatility | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			63
Expected Volatility | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			65
Expected Volatility | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			63
Expected Volatility | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	90	100	63
Expected Volatility | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	90	100	63
Expected Volatility | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			69
Expected Life (Years) | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	3 years 2 months 8 days	3 years 8 months 8 days
Expected Life (Years) | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years 7 months 6 days
Expected Life (Years) | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years 8 months 12 days
Expected Life (Years) | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			2 years
Expected Life (Years) | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			4 years
Expected Life (Years) | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	6 years 9 months	7 years 3 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	6 years 9 months	7 years 3 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	8 years 2 months 15 days	8 years 8 months 15 days	9 years 8 months 12 days
Expected Life (Years) | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			3 months